Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee is responsible for granting long-term equity-based compensation under our omnibus stock incentive plans. Awards for the CEO are granted by the Compensation Committee following approval by the independent members of the Board. Awards for executive officers other than the CEO are granted by the Compensation Committee and discussed with the Board. Management determines the allocation of equity-based grants for other groups within the Company and individual recommendations are made by the heads of the groups and approved by the CEO. In addition to considering the value of each equity-based award, management and the Compensation Committee also consider, as an additional factor in approving long-term equity awards, the overall potential shareholder dilution impact and burn rate, which is the rate at which awards are granted as a percentage of DXP shares outstanding.

The regular Board and Compensation Committee meeting with meetings held quarterly in late February, late April, late July and late October. Annual grants of equity-based awards to our NEOs and other executives, as well as to other eligible employees, are made at the Compensation Committee’s February meeting. Additionally, specific grants may be made at other Compensation Committee meetings to recognize an employee’s promotion, change in responsibility or specific achievement, or to achieve other key compensation objectives, such as retention. Generally, the Compensation Committee sets the grant date for equity awards in late March following the Company’s announcement of earnings. The Company does not time the release of material non-public information for the purpose of affecting the values of equity grants. At the time equity grant decisions are made, our Compensation Committee is aware of the earnings results, but it does not adjust the size or the mix of grants to reflect possible market reaction.

In addition, restricted stock awards do not accrue or pay dividends or dividend equivalents prior to vesting.

Award Timing Method
The regular Board and Compensation Committee meeting with meetings held quarterly in late February, late April, late July and late October. Annual grants of equity-based awards to our NEOs and other executives, as well as to other eligible employees, are made at the Compensation Committee’s February meeting. Additionally, specific grants may be made at other Compensation Committee meetings to recognize an employee’s promotion, change in responsibility or specific achievement, or to achieve other key compensation objectives, such as retention. Generally, the Compensation Committee sets the grant date for equity awards in late March following the Company’s announcement of earnings. The Company does not time the release of material non-public information for the purpose of affecting the values of equity grants. At the time equity grant decisions are made, our Compensation Committee is aware of the earnings results, but it does not adjust the size or the mix of grants to reflect possible market reaction.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Generally, the Compensation Committee sets the grant date for equity awards in late March following the Company’s announcement of earnings. The Company does not time the release of material non-public information for the purpose of affecting the values of equity grants. At the time equity grant decisions are made, our Compensation Committee is aware of the earnings results, but it does not adjust the size or the mix of grants to reflect possible market reaction.
MNPI Disclosure Timed for Compensation Value	false